DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

March 5, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Science and Technology Fund and DWS RREEF MLP & Energy Infrastructure Fund (each, a “Fund,” and together, the “Funds”) (formerly Deutsche Science and Technology Fund and Deutsche MLP & Energy Infrastructure Fund, respectively), each a series of Deutsche DWS Securities Trust (the “Trust”) (formerly Deutsche Securities Trust) (Reg. Nos. 002-36238; 811-02021)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 183 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on February 27, 2019.

Please direct any comments or questions on this filing the undersigned at (617) 295-3681.

Very truly yours,

/s/ Laura McCollum

Laura McCollum

Vice President

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.